Fair Value of Financial Instruments (Details) - Schedule of Reconciliation of Forward Purchase Derivative Liability - Forward Purchase Derivative Liability [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Reconciliation of Forward Purchase Derivative Liability [Line Items]
Forward purchase derivative liability at Close at Beginning	$ 20,201
Forward purchase derivative liability at Close at Ending	15,804
Change in fair value in connection with the loss on amendment of forward purchase contract	(14,181)
Change in fair value of forward purchase derivative liability	$ 9,784